Document and Entity Information	0 Months Ended
Aug. 28, 2013
Risk/Return:
Document Type	497
Document Period End Date	Aug. 28, 2013
Registrant Name	MFS SERIES TRUST VII
Central Index Key	0000318874
Amendment Flag	false
Document Creation Date	Aug. 28, 2013
Document Effective Date	Aug. 28, 2013
Prospectus Date	Sep. 27, 2012
MFS® Equity Income Fund | A
Risk/Return:
Trading Symbol	EQNAX
MFS® Equity Income Fund | B
Risk/Return:
Trading Symbol	EQNBX
MFS® Equity Income Fund | C
Risk/Return:
Trading Symbol	EQNCX
MFS® Equity Income Fund | I
Risk/Return:
Trading Symbol	EQNIX
MFS® Equity Income Fund | R1
Risk/Return:
Trading Symbol	EQNRX
MFS® Equity Income Fund | R2
Risk/Return:
Trading Symbol	EQNSX
MFS® Equity Income Fund | R3
Risk/Return:
Trading Symbol	EQNTX
MFS® Equity Income Fund | R4
Risk/Return:
Trading Symbol	EQNUX
MFS® Equity Income Fund | R5
Risk/Return:
Trading Symbol	EQNVX